Note 7 - Property and Equipment (Details) - Property and Equipment - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 68,961,823	¥ 61,697,096
Less accumulated depreciation and amortization	(39,591,769)	(34,725,611)
Property and equipment—net	29,370,054	26,971,485
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	11,159,022	8,656,572
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,746,153	3,375,846
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	537,889	532,997
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,644,704	1,615,081
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,798,172	3,641,072
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	24,804,449	21,006,728
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 24,271,434	¥ 22,868,800